Document and Entity Information	Nov. 08, 2019
Cover [Abstract]
Entity Address, State or Province	CO
Amendment Flag	false
Entity Central Index Key	0001310114
Document Type	8-K
Document Period End Date	Nov. 08, 2019
Entity Registrant Name	ServiceSource International, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-35108
Entity Tax Identification Number	81-0578975
Entity Address, Address Line One	707 17th Street
Entity Address, Address Line Two	25th Floor
Entity Address, City or Town	Denver
Entity Address, Postal Zip Code	80202
City Area Code	(720)
Local Phone Number	889-8500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	SREV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false